Provisions - Summary Of Changes In Asset Retirement Obligation (Details) - Asset retirement obligation - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Beginning balance	₩ 82,717	₩ 80,777	₩ 68,402
Changes in provision for decommissioning restoration and rehabilitation costs [Abstract]
Provisions provided	6,979	4,082	3,235
Provisions used	(1,542)	(7,400)	(5,066)
Reversal of provisions unused	(1,202)	(21)	(947)
Unwinding of discount	2,412	909	495
Increase (decrease) of restoration expense, etc.	5,815	4,370	14,658
Ending balance	₩ 95,179	₩ 82,717	₩ 80,777
Description of expected timing of outflows, other provisions	The restoration cost is expected to occur by the end of each premise’s lease period, and the Group has used average lease period of each category of leases terminated during the past years in order to rationally estimate the lease period.
Description of major assumptions made concerning future events, other provisions	In addition, the Group used average amount of actual recovery cost for the past 3 years and the inflation rate for last year in order to estimate future recovery cost.